CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 8(c)

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception ID	Investor Loan Number	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments